Fair value of financial assets and liabilities not measured at fair value	6 Months Ended
Sep. 30, 2021
Disclosure Of Fair Value Measurement [Abstract]
Fair value of financial assets and liabilities not measured at fair value	Fair value of financial assets and liabilities not measured at fair value
In case of the following short-term financial instruments the carrying amount is a reasonable approximation of the fair value:
a.Trade receivables
b.Other current receivables
c.Income tax receivables
d.Prepaid expenses
e.Trade payables
f.Other current liabilities
g.Accrued liabilities
h.Current income tax liabilities
The fair value of the other non-current other receivables does not differ significantly from the book value. The major part of the non-current other receivables is related to deposits paid for rental of different facilities.
Non-current loans and borrowings include the Senior term debt of which the fair value is disclosed in Note 11 and is categorized as Level 2 within the fair value hierarchy.
Movements in the fair value of these instruments were immaterial, and there were no transfers between fair value hierarchy levels during the six months ended September 30, 2021.
Other long term liabilities include the put options related to the Yocuda and ZigZag acquisitions (Note 13). These have been valued at fair value using an option pricing methodology (Monte Carlo simulations) based on revenue and projected gross profit distribution respectively and are categorized as Level 3 within the fair value hierarchy due to the unobservable inputs utilized in the valuation.
The fair value of the contingent consideration related to the ZigZag acquisition (Note 13) has been reassessed as of September 30, 2021 and valued at nil. This is due to a delay in the implementation plan which leads to a shift of timing of cash flows outside the earn-out period and thus the earn-out is no longer expected to be paid out based on the results during the period. There has been no change in the unobservable inputs during the six months ended September 30, 2021.
The following table presents the changes in Level 3 instruments:

(EUR thousand)	Put options	Contingent consideration
Opening balance as of April 1, 2021	7,423	9,618
Loss recognized in income statement	289	—
Exchange differences	(49)	(63)
Closing balance as of June 30, 2021	7,663	9,555
Acquisition of subsidiaries	6,792	—
Loss / (Gain) recognized in income statement	267	(9,585)
Exchange differences	(107)	30
Closing balance as of September 30, 2021	14,615	—
Warrant liabilities are disclosed in Note 15. The fair value of the private and public warrants is categorized as Level 2 and Level 1, respectively, in the fair value hierarchy.